Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pension plans, postretirement and other employee benefits [Line items]
Number of years required for payment	2 years
Excess percentage of the greater of the projected benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	14 years
Accumulated benefit obligation	¥ 265,143	¥ 293,039
Fair value of plan assets	219,462	231,461	¥ 234,747
Contributions to the defined contribution pension plans	6,675	6,709	6,478
Contributions to overseas defined contribution pension plans	11,964	9,215	8,035
Health care benefit cost	9,586	10,035	9,463
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	21,704	20,469
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	120,003	127,471
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	49,406	56,656	¥ 69,719
Amount of unrealized profit (loss) of Level 3 assets	¥ (221)	(842)
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	15.00%
Debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	44.00%
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	25.00%
Life insurance company general accounts [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	74,033	73,314
Life insurance company general accounts [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	16.00%
Other investments [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	24,334	33,575
Other investments [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Non-Japanese entities' plans [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	26,497	36,129
Non-Japanese entities' plans [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	44	1,543
Non-Japanese entities' plans [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	3,149	2,181
Non-Japanese entities' plans [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	26,497	36,129
Amount of unrealized profit (loss) of Level 3 assets	(9,705)	(4,060)
Overseas Subsidiaries [Member]
Pension plans, postretirement and other employee benefits [Line items]
Recognized asset for pension benefits	¥ 5,795	¥ 7,911